8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES (Narrative) (Details) - USD ($)								1 Months Ended			3 Months Ended			6 Months Ended
	Mar. 12, 2021	Mar. 05, 2021	Feb. 12, 2021	Jan. 15, 2021	Dec. 02, 2019	Feb. 12, 2019	Nov. 21, 2018	Jan. 25, 2021	Jan. 22, 2021	Jan. 29, 2020	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	May 05, 2021	Dec. 31, 2020	May 21, 2019
Debt Instrument [Line Items]
Debt instrument description														The Company and the Investor promptly began negotiations on a Forbearance Agreement and, on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor was willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784.
Debt instrument conversion terms		The note is convertible into common shares of the Company at a price which is the lower of: (i) 80% of the lowest volume weighted average price in the five trading days prior to the date of the lender’s notice of conversion and (ii) $4.25. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice.
Common stock, shares authorized											250,000,000			250,000,000			250,000,000
Principal amount					$ 149,546
Amortization of Note Discounts														$ 741,331	$ 414,545
8% Senior Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,250,000			$ 575,682		$ 1,383,636									$ 1,250,000
Total investment							$ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%						8.00%
Debt instrument description					The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.		On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches.
Original issue discount					$ 17,046
Debt instrument maturity description							Each tranche matured 6 months after the issue date
Debt instrument conversion terms		effective conversion price was calculated as $2.47, so that the BCF was calculated to be $2.19 per share valuing the BCF at $780,128
Debt instrument collateral terms		Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of September 29, 2021, 166,241,388 shares are available to be issued.
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.50
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 780,128
Principal amount												$ 121,691
Total debt discount		$ 1,149,799
Conversion price per share	$ 0.60	$ 4.25	$ 0.60					$ 0.60	$ 0.455
Amortization of Note Discounts											$ 741,331			125,452
No of shares issued in conversion of debt		356,704										298,679
Stock price at valuation date		$ 4.66
Principal amount of the Note sold to third party investor				$ 800,000
Accrued interest											$ 32,055	$ 151,212		$ 32,055			$ 145,606
Accrued interest on Note												12,612					$ 12,073
8% Senior Secured Convertible Promissory Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 524,904
Warrants fair value reduced		369,671
8% Senior Secured Convertible Promissory Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Value of principal portion of debt converted into shares of common stock	$ 200,000		$ 300,000					$ 300,000	$ 30,000			$ 50,091	$ 166,724
No of shares issued in conversion of debt	339,908		500,000					500,000	25,000			81,755	215,285
Principal amount of the Note sold to third party investor	$ 200,000		$ 300,000							$ 30,000
Accrued interest	$ 3,945
8% Senior Secured Convertible Promissory Note - First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 701,818
Original issue discount							81,818
Debt Instrument, Fee Amount		$ 25,000					20,000									$ 25,000
Proceeds from senior convertible promissory note							600,000
Debt Instrument, Convertible, Beneficial Conversion Feature							523,326
Total debt discount							$ 694,447
Amortization of Note Discounts												$ 58,250
Principal amount of the Note sold to third party investor				300,000
Accrued interest															$ 116,957			$ 24,118
8% Senior Secured Convertible Promissory Note - First Tranche [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		120,000					22,935
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00					$ 7.65
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 369,671					$ 171,121
Stock price at date of issuance		$ 4.66					$ 8.55
Exercise price		$ 5.00					$ 7.65
Time to expiration		5 years					5 years
Stock volatility		0.382%					253.00%
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 681,818
Original issue discount						81,818
Proceeds from senior convertible promissory note						600,000
Debt Instrument, Convertible, Beneficial Conversion Feature						230,843
Unamortized debt discount						$ 525,009
Amortization of Note Discounts													$ 230,843
Principal amount of the Note sold to third party investor				300,000
8% Senior Secured Convertible Promissory Note - Second Tranche [Member] | Warrant [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						28,110
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.00
Warrants Not Settleable in Cash, Fair Value Disclosure						$ 121,320
Stock price at date of issuance						$ 4.95
Exercise price						$ 6.00
Time to expiration						5 years
Stock volatility						173.00%
8% Senior Secured Convertible Promissory Note - Third Tranche [Member]
Debt Instrument [Line Items]
Principal amount of the Note sold to third party investor				$ 200,000